Recoverable and payable taxes - Additional Information (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) lawsuit	Dec. 31, 2021 BRL (R$) lawsuit	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Recoverable and payable taxes
Number of lawsuits filed	2	2
Gain recognized in lawsuit	$ 145	R$ 808	$ 60	R$ 313
Additional gain recognized in lawsuit that covers the triggering events	$ 26	R$ 146